Revenues - Disaggregation of revenue (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total	$ 369,413	$ 241,767	$ 187,252
Time and bareboat charters (operating leases) [Member]
Time and bareboat charters (operating leases)	369,413	230,809	172,143
Voyage charters [Member]
Voyage charters	$ 0	$ 10,958	$ 15,109